Asset Under Development (Tables)	9 Months Ended
Sep. 30, 2018
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	December 31, 2017
Purchase price installments	962,709
Interest costs capitalized	116,416
Other costs capitalized	98,364
1,177,489